Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Numerator:
Profit after tax	$ 102,617	$ 116,769	$ 105,433
Denominator:
Basic weighted average ordinary shares outstanding	49,765,672	49,726,636	50,139,389
Dilutive impact of equivalent share-based options and RSUs	2,343,077	2,310,304	2,138,724
Diluted weighted average ordinary shares outstanding	52,108,749	52,036,940	52,278,113